SHARE CAPITAL - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 series shares	Dec. 31, 2024 series shares	Dec. 31, 2023 shares
Class of Stock [Line Items]
Number of shares issued (in shares)	599,781,811	599,435,650
Number of shares outstanding (in shares)	599,781,811	599,435,650	599,077,067
Number of series of preferred stock | series	2	2
Preferred Shares
Class of Stock [Line Items]
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0
Series 2 preferred shares
Class of Stock [Line Items]
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0